Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Statement Of Cash Flows Disclosure [Abstract]
Statements of cash flows

23. Supplemental cash flow information

Other operating items included in the statements of cash flows are as follows:

	2018	2017

Changes in non-cash working capital:
Accounts receivable	$(44,353)	$(174,613)
Inventories	241,496	299,980
Supplies and prepaid expenses	52,192	15,436
Accounts payable and accrued liabilities	(39,616)	(64,689)
Reclamation payments	(31,311)	(14,334)
Other	4,654	25,277

Total	$183,062	$87,057

The changes in liabilities arising from financing activities were as follows:

	Long-term	Interest	Dividends	Share
	debt(a)	payable	payable	capital	Total

Balance at January 1, 2018	$1,494,471	$14,970	$39,579	$1,862,652	$3,411,672
Changes from financing cash flows:
Dividends paid	-	-	(71,224)	-	(71,224)
Interest paid	-	(72,976)	-	-	(72,976)

Total cash changes	-	(72,976)	(71,224)	-	(144,200)

Non-cash changes:
Amorization of issue costs	1,200	-	-	-	1,200
Dividends declared	-	-	31,645	-	31,645
Interest expense	-	71,839	-	-	71,839
Foreign exchange	-	(294)	-	-	(294)

Total non-cash changes	1,200	71,545	31,645	-	104,390

Balance at December 31, 2018	$1,495,671	$13,539	$-	$1,862,652	$3,371,862

(a) Includes current portion of long-term debt